CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (962,953)	$ (1,974,906)	$ (2,883,362)	$ (2,468,364)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss on sale of assets of discontinued operations				15,704
Provision for losses on accounts receivable			24,185
Amortization of debt discount	266,711		82,500	161,402
Amortization of deferred financing costs			8,700
Non-cash interest expense			4,694	15,320
Notes payable issued for debt issuance costs				46,000
Loss on origination of derivative liability				12,810
Share-based compensation	118,160	642,109	1,030,681	551,685
Loss on revaluation of derivative liabilities	365,576
Loss on issue of warrants to cure default on note payable to Slainte Ventures	92,004
Loss on modification of note payable to Slainte Ventures	133,077
Gain on payoff of convertible note payable to JSJ Investments	(107,592)
Gain on payoff of convertible note payable to Vis Vires Group	(48,939)
Gain on conversion of convertible notes payable	(11,237)
Discount and fees on convertible note	15,500
Increase in advances from and accrued amounts owed to officers and directors	29,330	16,981
Value of non-marketable equity securities recognized as revenue		(135,000)	(180,000)	(150,000)
Gain on revaluation of derivative liabilities				(6,099)
Loss on revaluation of derivative liabilities			23,593
Loss on non-marketable equity securities			388,475	300,000
Equity in net loss of unconsolidated affiliate		90,900	90,900
Loss on extinguishment of debt and repurchase of warrants		768,602	768,602	33,635
Changes in operating assets and liabilities:
Accounts receivable	(279)	(27,715)	(68,263)	(6,245)
Increase in collection reserve	25,660	19,845
Decrease in deferred financing costs	32,400
Due from related party		(7,543)	(8,284)	(33,238)
Prepaid expenses	56,341	(7,718)	(3,394)	(6,321)
Accounts payable and accrued expenses	72,634	310,148	195,825	144,654
Deferred revenue	(335,000)			200,000
Net cash provided by (used in) operating activities	(258,607)	(304,297)	(525,148)	(1,189,057)
Investing activities:
Purchase of intangible assets		(14,385)	(17,685)	(2,309)
Purchase of equity method investments				(50,000)
Net cash provided by (used in) investing activities		(14,385)	(17,685)	(52,309)
Financing activities:
Net proceeds from issuance of notes payable				761,500
Net proceeds from issuance of convertible debt and warrants			339,900	225,000
Repayment of convertible debt and repurchase of warrants				(356,195)
Proceeds from issuance of common shares and warrants				900,000
Proceeds from convertible note payable, related party	316,478
Advances from officers and directors	52,500
Payoff convertible notes	(183,978)
Payments on notes payable	(30,000)
Net cash provided by (used in) financing activities	155,000		339,900	1,530,305
Net increase (decrease) in cash	(103,607)	(318,682)	(202,933)	288,939
Cash, beginning of period	118,420	321,353	321,353	32,414
Cash, end of period	14,813	2,671	118,420	321,353
Supplemental schedule of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Intangible asset costs included in accounts payable			12,279	15,901
Non-marketable equity securities received as consideration for future services				893,750
Issuance of common stock for equity method investment				88,000
Issuance of common stock for services		214,215	47,880	83,600
Issuance of common stock for prepaid professional fees			187,335	221,500
Issuance of common stock for repurchase of warrant			987,390
Warrants cancelled			(218,788)	(576,152)
Warrants issued for debt discount		(218,788)		694,525
Issuance of stock options for compensation		417,664	417,664
Issuance of note payable for debt issuance costs				13,500
Issuance of convertible note payable for debt issuance costs			41,000	32,500
Debt conversion feature issued for debt discount			(355,293)	(151,937)
Conversion of note payable, related party, into common stock	473,965			50,000
Issuance of stock options in exchange for accrued wages payable to officers and directors	612,512
Issuance of common stock upon conversion of Tangiers Investment Group convertible note	473,965			50,000
Reduction of convertible notes payable due to the conversion by Tangiers Investment Group	220,000
Decrease in non-marketable securities due to the exchange of 1,100,000 shares of common stock of WeedMD	(190,150)
Reduction of notes payable due to assumption of note payable to WeedMD by unrelated third party in exchange for the exchange of 1,100,000 shares of common stock of WeedMD	175,000
Reduction of discount on notes due to revaluation of derivatives
Accounts payable exchanged for note payable to a third party	30,000
Issuance of common stock in settlement of disputed terms of warrant		$ 987,390